Liquidity and Going Concern (Details Narrative) - USD ($)	Mar. 31, 2026	Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital	$ 15,200,000	$ 18,400,000
Cash and cash equivalent	13,100,000	17,500,000
Stockholders' equity	15,600,000	19,000,000.0
Accumulated deficit	$ 368,600,000	$ 352,100,000